================================================================================
                               SEMI-ANNUAL REPORT
================================================================================





                                   Smith Barney
                                   New Jersey
                                   Municipals
                                   Fund Inc.
                                   ----------------------------------
                                   September 30, 1997


                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

============================================
Smith Barney New Jersey Municipals Fund Inc.
============================================

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney New Jersey Municipals Fund Inc. ("Fund") for the period ended September 30, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended September 30, 1997, the Class A shares of the Fund had a total return of 6.22% which compares favorably to its Lipper Analytical Services, Inc. ("Lipper") peer group average total return of 6.04% for the same period. (Lipper is an independent fund-tracking organization.) During the six months covered by this report, the Fund distributed income dividends totaling $0.354 per Class A share. Based on its net asset value (NAV) of $13.36 as of September 30, 1997 for Class A shares and the current income dividend of $0.059 per Class A share, this equates to an annualized yield of 5.30%. Performance information for other share classes of the Fund appears on page 4.

For a New Jersey state resident in the combined federal and state income tax bracket of 42.37%, the Fund's tax-free yield of 5.30% is equivalent to a taxable yield of 9.20%. (This figure assumes an investor is in the 36% federal tax bracket, which according to the Internal Revenue Service constitutes nearly 10% of all U.S. taxpayers.) We believe the Fund's emphasis on income and its defensive posture over the reporting period contributed to its competitive performance.

Market and Economic Overview

The municipal bond market experienced a strong rally in September after the downturn in August. The downturn was primarily fueled by renewed investor concerns of higher inflationary pressures and signs of growing strength in the U.S. economy. Despite the recent increase in volatility in the financial markets, the U.S. economy has continued to grow strongly with low unemployment and a noticeable absence of signs of higher inflation.

At its March 1997 meeting, the Federal Reserve Board ("Fed") raised the federal-funds rate by 25 basis points, or 0.25%. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.) Nevertheless, since that time, the Fed has remained on the sidelines, leaving interest rates unchanged at their May, July, August and September meetings. However, in testimony delivered to the House Budget Committee on October 8, 1997, Fed Chairman Alan Greenspan again warned that strong economic growth could lead to a resurgence in inflation.

Another sign of strength in the bond market was the continuing high demand for municipal bonds. In August and September, there was an unusually heavy seasonal supply of new bond issues, with New Jersey making up a large part of these issues. Despite the heavy supply, investor demand for these issues remained strong. We believe this high demand for tax-exempt bonds will continue to support today's prices.

New Jersey Economic Highlights

Many key economic decisions remain on hold awaiting the outcome of the upcoming New Jersey gubernatorial election on November 4, 1997. We expect minimal municipal bond activity in New Jersey for the remainder of 1997. New Jersey's economy has recovered as evidenced by the Garden State's strong job growth. Employment in nonagricultural industries is expected to rise by 1.8%, creating 65,000 new jobs by the end of 1997. Moreover, personal income is expected to jump by 5%, while consumer prices are expected to increase by only 3%. Many economists attribute this favorable economic climate in New Jersey to low inflation, low interest rates, strong corporate profits and high levels of consumer confidence.

Investment Strategy

The Fund seeks to provide New Jersey investors with as high a level of current income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital. The Fund invests primarily in investment-grade municipal securities.

Over the period covered by this report, the Fund continued to focus on high-quality issues and remained broadly diversified across various sectors. As of September 30, 1997, approximately 83% of the Fund's holdings were rated investment grade. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be equivalent.) The Fund's largest holdings are concentrated in hospital bonds (22.9%), general obligation bonds (12.3%), education bonds (10.2%) and housing bonds (9.8%). The Fund's average weighted maturity was just over 20 years as of September 30, 1997.

Municipal Bond Market Outlook

Some investors have expressed concerns that certain provisions of the recently enacted Federal Taxpayer Relief Act of 1997 (which was part of the Balanced Budget Agreement) could erode many of the tax advantages that municipal bonds currently offer investors. However, we believe this tax legislation is largely positive for the municipal bond market. The reduction in the long-term capital gains tax rate could benefit investors who receive capital gain dividends from municipal bond funds. In addition, the repeal of the alternative minimum tax for small business corporations provides favorable tax treatment for many corporate municipal bond investors. Moreover, the new tax legislature expands the issuance of education and housing bonds, two key segments of the municipal bond market.

Going forward, we believe that the municipal bond market should remain strong over the next few months. In our opinion, the Federal Reserve should continue to remain on the sidelines and not raise interest rates unless greater inflationary pressures appear.

We believe that a moderate U.S. economy with low inflation will continue to be favorable for municipal bonds. We also believe that today's municipal bond market is attractively priced and, in light of the limited supply of issues, should continue to provide investors with attractive after-tax yields. Given our expectations for a strong municipal bond market and the lofty valuations of the stock market, we believe it may be appropriate for some investors to consider reallocating their portfolios and increasing their exposure to bonds.

In closing, thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you pursue your financial goals.



Sincerely,




/s/ Heath B. McLendon                    /s/ Lawrence T. McDermott

Heath B. McLendon                        Lawrence T. McDermott
Chairman                                 Vice President and
                                         Investment Officer

October 24, 1997

===================================================================================================
Historical Performance -- Class A Shares
===================================================================================================
                        Net Asset Value
                    ----------------------
                    Beginning       End       Income     Capital Gain       Return        Total
Period Ended        of Period    of Period   Dividends   Distributions    of Capital    Returns(1)
===================================================================================================
9/30/97               $12.92       $13.36     $0.35         $0.00           $0.00           6.22%+
---------------------------------------------------------------------------------------------------
3/31/97                12.88        12.92      0.68          0.00            0.00           5.74
---------------------------------------------------------------------------------------------------
3/31/96                12.62        12.88      0.70          0.00            0.00           7.77
---------------------------------------------------------------------------------------------------
3/31/95                12.55        12.62      0.70          0.00            0.00           6.37
---------------------------------------------------------------------------------------------------
3/31/94                13.16        12.55      0.70          0.15            0.00           1.66
---------------------------------------------------------------------------------------------------
3/31/93                12.44        13.16      0.75          0.14            0.01          13.49
---------------------------------------------------------------------------------------------------
3/31/92                12.17        12.44      0.77          0.13            0.04          10.22
---------------------------------------------------------------------------------------------------
3/31/91                11.92        12.17      0.83          0.05            0.01           9.89
---------------------------------------------------------------------------------------------------
3/31/90                11.67        11.92      0.82          0.03            0.00           9.62
---------------------------------------------------------------------------------------------------
Inception* - 3/31/89   11.40        11.67      0.82          0.01            0.00           9.84+
===================================================================================================
Total                                         $7.12         $0.51           $0.06
===================================================================================================
===================================================================================================
Historical Performance -- Class B Shares
===================================================================================================
                        Net Asset Value
                    ----------------------
                    Beginning       End       Income     Capital Gain       Return        Total
Period Ended        of Period    of Period   Dividends   Distributions    of Capital    Returns(1)
===================================================================================================
9/30/97               $12.92       $13.36     $0.32         $0.00           $0.00           5.97%+
---------------------------------------------------------------------------------------------------
3/31/97                12.88        12.92      0.62          0.00            0.00           5.23
---------------------------------------------------------------------------------------------------
3/31/96                12.62        12.88      0.63          0.00            0.00           7.20
---------------------------------------------------------------------------------------------------
3/31/95                12.55        12.62      0.62          0.00            0.00           5.76
---------------------------------------------------------------------------------------------------
3/31/94                13.16        12.55      0.63          0.15            0.00           1.15
---------------------------------------------------------------------------------------------------
Inception* - 3/31/93   12.75        13.16      0.27          0.14            0.01           6.60+
===================================================================================================
Total                                         $3.09         $0.29           $0.01
===================================================================================================
===================================================================================================
Historical Performance -- Class C Shares
===================================================================================================
                        Net Asset Value
                    ----------------------
                    Beginning       End       Income     Capital Gain       Return        Total
Period Ended        of Period    of Period   Dividends   Distributions    of Capital    Returns(1)
===================================================================================================
9/30/97               $12.92       $13.34     $0.32         $0.00           $0.00           5.79%+
---------------------------------------------------------------------------------------------------
3/31/97                12.88        12.92      0.61          0.00            0.00           5.17
---------------------------------------------------------------------------------------------------
3/31/96                12.62        12.88      0.63          0.00            0.00           7.17
---------------------------------------------------------------------------------------------------
Inception* - 3/31/95   11.86        12.62      0.18          0.00            0.00           8.01+
===================================================================================================
Total                                         $1.74         $0.00           $0.00
===================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

================================================================================
Average Annual Total Return
================================================================================

                                                   Without Sales Charge(1)
                                                ------------------------------
                                                Class A   Class B    Class C
================================================================================
Six Months Ended 9/30/97+                          6.22%      5.97%      5.79%
--------------------------------------------------------------------------------
Year Ended 9/30/97                                 8.86       8.34       8.22
--------------------------------------------------------------------------------
Five Years Ended 9/30/97                           6.79        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 9/30/97                         8.53       6.52       9.46
================================================================================
                                                    With Sales Charge(2)
                                                ------------------------------
                                                Class A   Class B    Class C
================================================================================
Six Months Ended 9/30/97+                          1.95%      1.47%      4.79%
--------------------------------------------------------------------------------
Year Ended 9/30/97                                 4.50       3.84       7.22
--------------------------------------------------------------------------------
Five Years Ended 9/30/97                           5.92        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 9/30/97                         8.05       6.36       9.46
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 9/30/97)                           116.59%
--------------------------------------------------------------------------------
Class B (Inception* through 9/30/97)                            36.31
--------------------------------------------------------------------------------
Class C (Inception* through 9/30/97)                            28.80
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and C shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
                  Smith Barney New Jersey Municipals Fund Inc.
                    vs. Lehman Brothers Municipal Bond Index+

--------------------------------------------------------------------------------
                          April 1988 -- September 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]









                          Smith Barney New Jersey            Lehman Brothers
     Date                   Municipals Fund Inc.           Municipal Bond Index
     ----                   --------------------           --------------------
   4/22/88                         $ 9,596                       $10,000
      3/89                         $10,540                       $10,641
      3/90                         $11,554                       $11,763
      3/91                         $12,696                       $12,847
      3/92                         $13,992                       $14,131
      3/93                         $15,879                       $15,900
      3/94                         $16,143                       $16,269
      3/95                         $17,171                       $17,479
      3/96                         $18,505                       $18,945
      3/97                         $19,568                       $19,975
   9/30/97                         $21,659                       $21,286



+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 22, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through September 30, 1997. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.


     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
Portfolio Highlights (unaudited)                              September 30, 1997
================================================================================

Portfolio Breakdown

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

         Transportation                              8.3%
         General Obligation                         12.3%
         Hospitals                                  22.9%
         Utilities                                   9.1%
         Other                                      11.9%
         Education                                  10.2%
         Industrial Development                      8.3%
         Pollution Control                           7.2%
         Housing                                     9.8%



Summary of Investments by Combined Ratings

                                     Standard &                Percentage of
  Moody's           and/or             Poor's                Total Investments
--------------------------------------------------------------------------------
   Aaa                                   AAA                          52.0%
   Aa                                    AA                           12.6
    A                                     A                            4.7
   Baa                                   BBB                          13.0
   Ba                                    BB                            4.6
 VMIG 1                                  A-1                           0.8
   NR                                    NR                           12.3
                                                                     -----
                                                                     100.0%
                                                                     =====

==========================================================================================================
Schedule of Investments (unaudited)                                                     September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Education -- 10.2%
$  750,000  AAA       Hamilton Township Board of Education, FSA-Insured,
                        7.000% due 12/15/15                                                  $     818,437
   500,000  AAA       Jersey City (Hudson County) Fiscal Year
                        Adjustment Bonds, Series 1991 B, FSA-Insured,
                        8.400% due 5/15/06                                                         633,750
   650,000  AAA       Lakewood Township School District, AMBAC-Insured,
                        Bank Qualified, Series 92, 6.250% due 2/15/11                              730,437
 1,180,000  AAA       Monmouth County Improvement Authority Revenue,
                        (Howell Township Board of Education Project),
                        AMBAC-Insured, 5.800% due 7/15/17                                        1,236,050
                      New Jersey EDR:
 1,000,000  AAA         Educational Testing Service, MBIA-Insured,
                          Series E, 6.000% due 5/15/25                                           1,061,250
   600,000  Aa3*        Princeton Montessori Society, LOC Banque National
                          De Paris, Series S, 6.500% due 6/1/12                                    634,500
                      New Jersey State Educational Facilities,
                        Financing Authority Revenue:
 1,000,000  NR            Caldwell College, Series A, 7.250% due 7/1/25                          1,052,500
                          Fairleigh Dickinson University, Series C:
 2,700,000  NR              6.625% due 7/1/23                                                    2,737,125
   880,000  NR              Escrowed to Maturity with U.S. government
                              securities, 7.750% due 7/1/01 (a)                                    949,300
 3,000,000  AAA           Princeton Theological, Series A, 5.000% due 7/1/22                     2,887,500
 4,365,000  AAA           Richard Stockton College, AMBAC-Insured,
                            Series F, 5.400% due 7/1/21                                          4,392,281
 2,500,000  AAA       New Jersey State Higher Educational Assistance Authority,
                        Student Loan Revenue, New Jersey Class Loan Program,
                        Series A, MBIA-Insured, 5.800% due 6/1/16 (b)                            2,596,875
                      Rutgers State University Refunding, State University of
                        New Jersey:
   600,000  AA            Series 92A, 6.400% due 5/1/13                                            692,250
   750,000  AA            Series P, 6.850% due 5/1/21                                              811,875
 1,000,000  Baa1*     Shrewsbury Board of Education, COP, 6.600% due 8/15/15                     1,070,000
----------------------------------------------------------------------------------------------------------
                                                                                                22,304,130
----------------------------------------------------------------------------------------------------------
General Obligation -- 12.3%
 2,500,000  AAA       Atlantic County COP, Public Facilities Lease
                        Agreements, FGIC-Insured, 7.400% due 3/1/09 (c)                          3,096,875
 1,340,000  AAA       Bayonne GO, FGIC-Insured, 6.125% due 5/1/14                                1,428,775
   665,000  AAA       Belvedere GO, AMBAC-Insured, 7.300% due 12/1/14                              716,537
 2,595,000  AA        Bernards Township School District, 5.300% due 1/1/18                       2,575,537
   550,000  AAA       Dover Board of Education, COP, FGIC-Insured,
                        6.600% due 6/1/11                                                          590,562
   200,000  AAA       Hudson County GO, FGIC-Insured, 6.550% due 7/1/10                            231,250

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
General Obligation -- 12.3% (continued)
$1,000,000  AAA       Lumberton Township School District COP, MBIA-Insured,
                        6.100% due 10/1/13                                                   $   1,057,500
                      Morris Township GO:
   550,000  AA          6.550% due 7/1/09                                                          642,125
   550,000  AA          6.550% due 7/1/10                                                          642,125
   500,000  AA          6.550% due 7/1/11                                                          585,625
 2,500,000  A+        New Jersey State COP, Equipment Leasing Revenue,
                        Series A, 6.400% due 4/1/05                                              2,703,125
 2,500,000  AA+       New Jersey State GO, Series D, 8.000% due 2/15/07                          3,146,875
 1,500,000  AAA       North Bergen Township Capital Appreciation,
                        FSA-Insured, 8.000% due 8/15/07                                          1,888,125
   495,000  A         Puerto Rico Commonwealth GO Unlimited,
                        8.000% due 7/1/08                                                          517,813
   500,000  AAA       South Amboy GO Unlimited, MBIA-Insured,
                        6.375% due 12/1/10                                                         543,125
 2,500,000  AAA       South Brunswick Township Board of Education,
                        Series AA, FGIC-Insured, 5.500% due 8/1/24                               2,518,750
   750,000  AAA       Trenton GO, MBIA-Insured, 6.550% due 8/15/09                                 815,625
   900,000  AAA       Union City GO, MBIA-Insured, 6.700% due 9/1/12                               996,750
   854,000  AAA       Weehawken Township GO, FSA-Insured, 6.350% due 7/1/07                        919,117
                      West Windsor/Plainsboro GO, Regional School District:
   180,000  AA          6.750% due 4/1/06                                                          207,000
   490,000  AA          6.750% due 4/1/07                                                          568,400
   435,000  AA          6.800% due 4/1/08                                                          510,038
   170,000  AA          6.800% due 4/1/09                                                          200,600
----------------------------------------------------------------------------------------------------------
                                                                                                27,102,254
----------------------------------------------------------------------------------------------------------
Hospitals -- 22.9%
                      Camden County Improvement Authority Revenue:
 3,500,000  Baa2*       Health Care Redevelopment Project, (Cooper Health),
                          5.875% due 2/15/15                                                     3,552,500
 1,000,000  AAA         Health Services Project B, AMBAC-Insured,
                          5.250% due 12/1/18                                                     1,002,500
 2,500,000  AAA       New Jersey EDA, Nursing Home Revenue, RWJ Health
                        Care Corp., FSA-Insured, 6.500% due 7/1/24                               2,728,125
                      New Jersey Health Care Facilities Financing Authority Revenue:
 5,500,000  AAA         AHS Hospital Corp., Series A, AMBAC-Insured,
                          5.375% due 7/1/19                                                      5,506,875
                        Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured:
 1,400,000  AAA           6.500% due 7/1/12                                                      1,508,500
   850,000  AAA           6.500% due 7/1/21                                                        911,625
 1,985,000  AA          Cathedral Health Services Inc., FHA-Insured,
                          7.250% due 2/15/21                                                     2,161,168

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Hospitals -- 22.9% (continued)
                        Columbus Hospital, Series A:
$  750,000  Baa3*         7.200% due 7/1/01                                                  $     770,625
 1,000,000  Baa3*         7.500% due 7/1/21                                                      1,071,250
   250,000  A+          Community Memorial Hospital Association, Series C,
                          8.000% due 7/1/14                                                        261,465
 2,300,000  Baa1*       Deborah Heart & Lung Center, 6.300% due 7/1/23                           2,397,750
   750,000  BBB+        East Orange General Hospital, Series B,
                          7.750% due 7/1/20                                                        806,250
 1,500,000  A           Helene Fuld Medical Center, Series C,
                          8.125% due 7/1/13                                                      1,562,895
 4,500,000  AAA         Irvington General Hospital, FHA-Insured,
                          6.375% due 8/1/15                                                      4,899,375
 1,125,000  AAA         J.F.K. Health System, Obligated Group, FGIC-Insured,
                          6.700% due 7/1/21                                                      1,213,594
   260,000  A1*         Kennedy Memorial University Medical Center,
                          Series D, 7.875% due 7/1/09                                              271,531
   120,000  BBB-        Kimball Medical Center, Series C, 8.000% due 7/1/98                        122,707
   825,000  AAA         Medical Center of Ocean County, Series C, FSA-Insured,
                          6.750% due 7/1/20                                                        887,906
   825,000  AAA         Muhlenberg Regional Medical Center, Series A,
                          AMBAC-Insured, 8.000% due 7/1/18                                         865,970
 2,750,000  AAA         Newark Beth Israel Medical Center, FSA-Insured,
                          6.000% due 7/1/24                                                      2,860,000
   445,000  BBB+        Newcomb Medical Center, Series A, 7.875% due 7/1/03                        477,263
   585,000  AAA         Overlook Hospital Association, Series E, FGIC-Insured,
                          6.700% due 7/1/17                                                        597,215
 1,000,000  BBB+        Pascack Valley Hospital, Series 91, 6.700% due 7/1/11                    1,038,750
 2,500,000  NR          Raritan Bay Medical Center, 7.250% due 7/1/27                            2,687,500
 1,150,000  AAA         Somerset Medical Center, Series A, FGIC-Insured,
                          5.200% due 7/1/24                                                      1,121,250
 2,000,000  Baa*        South Ocean County Hospital, 6.250% due 7/1/23                           2,080,000
 2,000,000  BBB         St. Elizabeth's Hospital, 6.000% due 7/1/14                              2,067,500
 2,750,000  Baa1*       St. Mary Hospital, 5.875% due 7/1/12                                     2,794,688
   665,000  AAA         Wayne General Hospital, Series B, FHA-Insured,
                          5.750% due 8/1/11                                                        692,431
 1,500,000  AAA       University Medicine & Dentistry, Series A, MBIA-Insured,
                        5.000% due 9/1/22                                                        1,438,125
----------------------------------------------------------------------------------------------------------
                                                                                                50,357,333
----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.1%
   650,000  BBB+      Essex County Improvement Authority, Lease Revenue
                        Bonds, 6.600% due 4/1/14                                                   686,563

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Housing: Multi-Family -- 3.1% (continued)
$1,500,000  AAA       Newark Housing Financing Corp., Mortgage Revenue
                        Refunding, Manor Apartments, Series A, FHA-Insured,
                        7.500% due 2/15/24                                                   $   1,659,375
                      New Jersey State Housing & Mortgage Finance Agency,
                        Multi-Family Housing Revenue:
 2,550,000  AAA           Presidential Plaza, Series 1, FHA-Insured,
                            7.000% due 5/1/30 (c)                                                2,712,563
 1,000,000  AA            Regency Park Project, Series H,
                            7.700% due 11/1/30                                                   1,041,920
   720,000  AAA       Sayreville Housing Development Corp., Mortgage
                        Revenue Refunding, Lakeview Apartments,
                        FHA-Insured, 7.750% due 8/1/24                                             729,295
----------------------------------------------------------------------------------------------------------
                                                                                                 6,829,716
----------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 6.7%
                      New Jersey State Housing & Mortgage Finance Agency
                        Revenue, MBIA-Insured:
 7,300,000  AAA           Home Buyer, Series U, 5.850% due 4/1/29 (b)                            7,519,000
   100,000  AAA           Home Mortgage, Series A, 7.875% due 10/1/17                              103,842
   330,000  AAA           Home Mortgage, Series C, 8.000% due 4/1/12                               342,926
   740,000  AAA           Series B, 8.100% due 10/1/17                                             768,675
    30,000  AAA           Series C, 8.375% due 4/1/17                                               31,202
   190,000  AAA           Series D, 7.700% due 10/1/29 (b)                                         199,025
 1,940,000  AAA           Series R, 5.750% due 4/1/17 (c)                                        2,034,575
 2,440,000  AAA           Series S, 5.950% due 10/1/17 (b)(c)                                    2,555,900
    30,000  AAA       Puerto Rico Housing Finance Corp., Single-Family
                        Housing Mortgage, Series A, GNMA-Collateralized,
                        7.800% due 10/15/21                                                         31,088
 1,000,000  AAA       Virgin Islands HFA, Single-Family Mortgage,
                        GNMA-Collateralized, 6.500% due 3/1/25 (b)                               1,055,000
----------------------------------------------------------------------------------------------------------
                                                                                                14,641,233
----------------------------------------------------------------------------------------------------------
Industrial Development -- 8.3%
                      New Jersey EDA, EDR:
   970,000  Aa3*        Economic Growth Bonds, LOC Banque National De Paris,
                          6.550% due 12/1/07 (b)                                                 1,026,988
 1,500,000  BB+         Electric Revenue, Vineland Cogeneration LP,
                          7.875% due 6/1/19 (b)                                                  1,644,375
 1,000,000  AAA         Miscellaneous Revenue, State Contract, FSA-Insured,
                          6.000% due 3/15/21                                                     1,040,000
                        Nursing Home Revenue:
 1,500,000  NR            Franciscan Oaks, Series A, 8.500% due 10/1/23                          1,651,875
 1,000,000  A+            Morris Hall-St. Lawrence, 6.250% due 4/1/25                            1,043,750

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Industrial Development -- 8.3% (continued)
$1,495,000  BBB+        Preston Trucking Co., 6.500% due 9/1/14                              $   1,590,306
 1,085,000  Aaa*        Series L, 7.100% due 12/1/11 (b)                                         1,171,800
 1,500,000  BBB+        Terminal Revenue, GATX Terminal Corp.,
                          Series 1994, 7.300% due 9/1/19                                         1,708,125
 1,000,000  NR          Trane Division, 1990 Project, 9.500% due 9/1/00                          1,102,500
 1,500,000  NR          Zirbser-Greenbriar, 7.375% due 7/15/03                                   1,573,125
                      New Jersey EDA Revenue Refunding,
                        Harrogate Inc., Series A:
 2,000,000  BBB           5.750% due 12/1/16                                                     2,020,000
 1,500,000  BBB           5.875% due 12/1/26                                                     1,516,875
 1,000,000  AAA       New Jersey EDA, Natural Gas Facilities Revenue,
                        NUI Corp., Series A, AMBAC-Insured,
                        6.350% due 10/1/22                                                       1,076,250
----------------------------------------------------------------------------------------------------------
                                                                                                18,165,969
----------------------------------------------------------------------------------------------------------
Life Care -- 0.9%
 1,000,000  Aaa*      New Jersey EDA, EDR, Eagle Rock Convalescent, Inc.,
                        GNMA-Collateralized, 7.375% due 12/20/06                                 1,100,000
   780,000  AAA       New Jersey Health Care Facilities Financing Authority
                        Revenue, Spectrum for the Living, FHA-Insured,
                        6.500% due 2/1/22                                                          835,575
----------------------------------------------------------------------------------------------------------
                                                                                                 1,935,575
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.2%
   615,000  A-        Atlantic City COP, Series 1991 (Public Facilities Lease
                        Agreements Atlantic City Project), 8.875% due 1/15/13                      834,863
   240,000  A+        The Hudson County Improvement Authority, (Essential
                        Purpose Pooled Governmental Loan Project),
                        Series 1986, 7.600% due 8/1/25                                             262,500
 1,000,000  AAA       New Brunswick Parking Authority Revenue, City Guaranteed
                        Parking, Series A, FGIC-Insured, 6.500% due 9/1/19                       1,077,500
                      New Jersey EDA:
   480,000  NR          EDR, National Association of Accountants,
                          7.650% due 7/1/09                                                        514,200
 1,865,000  NR          Industrial Revenue, State Plaza Park and Ride LP,
                          6.625% due 7/1/03 (b)                                                  1,951,256
 1,000,000  NR          Waste Paper Recycling Revenue, (Marcal Paper Project),
                          8.500% due 2/1/10 (b)                                                  1,170,000
 3,000,000  NR        New Jersey Sports and Expo Authority, Monmouth Park,
                        Refunding, Series A, 8.000% due 1/1/25                                   3,382,500
----------------------------------------------------------------------------------------------------------
                                                                                                 9,192,819
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Pollution Control -- 7.2%
$1,950,000  Ba*       Atlantic County Utilities Authority, Solid Waste Revenue,
                        7.125% due 3/1/16                                                    $   1,976,813
                      Middlesex County Pollution Control Authority Financing
                        Revenue, Amerada Hess Corp.:
 1,000,000  NR            7.875% due 6/1/22                                                      1,162,500
 2,000,000  NR            6.875% due 12/1/22                                                     2,147,500
                      New Jersey EDA:
 5,500,000  AAA         PSE&G Corp., MBIA-Insured, 6.400% due 5/1/32 (b)                         5,864,375
 2,335,000  A           Sewer Facility, Atlantic City Sewer Co.,
                          7.250% due 12/1/11 (b)                                                 2,568,500
 1,000,000  AAA       Salem County Industrial Pollution Control Finance
                        Authority, (PSE&G Project C), MBIA-Insured, 6.200% due
                        8/1/30                                                                   1,070,000
 1,000,000  AA        Salem County Pollution Control Financing Authority,
                        Waste Disposal Revenue, E.I. du Pont De Nemours
                        & Co., 6.125% due 7/15/22 (b)                                            1,048,750
----------------------------------------------------------------------------------------------------------
                                                                                                15,838,438
----------------------------------------------------------------------------------------------------------
Public Facilities -- 0.8%
 1,750,000  AAA       New Jersey EDA, Market Transition Facilities
                        Revenue, Senior Lien, Series A, MBIA-Insured,
                        5.800% due 7/1/09                                                        1,868,125
----------------------------------------------------------------------------------------------------------
Solid Waste -- 4.7%
 2,500,000  Aa2*      Mercer County Improvement Authority,
                        County Guaranteed Solid Waste Revenue,
                        5.750% due 9/15/16                                                       2,596,875
 1,250,000  Aa1*      New Jersey EDA, Solid Waste Revenue, Garden State
                        Paper Co., 7.125% due 4/1/22 (b)                                         1,304,688
                      Union County Utility Authority, Solid Waste Revenue,
                        Series A:
 5,130,000  BB            7.150% due 6/15/09 (b)                                                 5,296,725
 1,035,000  BB            7.200% due 6/15/14 (b)                                                 1,068,638
----------------------------------------------------------------------------------------------------------
                                                                                                10,266,926
----------------------------------------------------------------------------------------------------------
Transportation -- 8.3%
   385,000  A1*       Cape May Bridge Commission, Guaranteed Revenue
                        Bonds, 6.700% due 6/1/02                                                   391,179
   500,000  AAA       Delaware River Port Authority, PA & NJ Delaware
                        River Bridges, Revenue Refunding, AMBAC-Insured, 7.375%
                        due 1/1/07                                                                 529,375
   800,000  Baa1*     Essex County Improvement Authority Airport Project
                        Revenue, Series 92, 6.800% due 11/1/21 (b)                                 847,000
 1,000,000  Baa2*     New Jersey EDA Revenue, (American Airlines Inc.
                        Project ), 7.100% due 11/1/31 (b)                                        1,087,500

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Transportation -- 8.3% (continued)
                      Port Authority of New York & New Jersey:
$1,500,000  AA-         67th Series, 6.875% due 1/1/25                                       $   1,584,375
 3,000,000  AA-         110th Series, 2nd Installment,
                          5.300% due 7/1/16 (b)                                                  2,947,500
 3,000,000  AAA         MBIA-Insured, 5.875% due 10/15/27                                        3,063,750
                        Special Obligation Revenue:
 3,500,000  NR            5th Installment, 6.750% due 10/1/19 (b)                                3,771,250
 2,000,000  AAA           96th Series, FGIC-Insured,
                            6.600% due 10/1/23 (b)                                               2,200,000
 1,800,000  A-1+          Versatile Structure Obligation, Series 4,
                            3.800% due 4/1/24 (b)(d)                                             1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                                18,221,929
----------------------------------------------------------------------------------------------------------
Utilities -- 9.1%
   700,000  Baa1*     Beachwood Sewer Authority Revenue, Junior Lien,
                        6.500% due 12/1/12                                                         746,375
 1,000,000  AAA       Bordentown Sewerage Authority Revenue, Series C,
                        MBIA-Insured, 6.900% due 12/1/16                                         1,082,500
 2,500,000  AAA       Camden County Municipals Utilities Authority, Sewer
                        Revenue, FGIC-Insured, 5.125% due 7/15/17                                2,465,625
 1,400,000  AAA       Essex County, New Jersey, Improvement Authority
                        Revenue, Utility Systems, Orange Franchise,
                        Series A, MBIA-Insured, 5.375% due 7/1/18                                1,405,250
 1,700,000  AAA       Jersey City Sewer Authority, AMBAC-Insured,
                        6.250% due 1/1/14                                                        1,952,875
 1,385,000  AAA       Kearney Municipal Utilities Authority Revenue,
                        FGIC-Insured, 7.300% due 11/15/18                                        1,791,844
                      Middlesex County Utilities Authority, Sewer Revenue,
                        Series A:
 2,500,000  AAA           FGIC-Insured, 5.125% due 12/1/16                                       2,450,000
 1,000,000  AAA           MBIA-Insured, 6.250% due 8/15/10                                       1,136,250
 1,000,000  AAA       New Jersey EDA, Natural Gas Facilities Revenue,
                        Series A, AMBAC-Insured, 6.250% due 8/1/24                               1,065,000
   750,000  AAA       Old Bridge Township Municipal Utilities Authority
                        Revenue, FGIC-Insured, 6.400% due 11/1/09                                  823,125
 2,500,000  AA        Somerset/Raritan Valley Sewer Authority Revenue,
                        6.750% due 7/1/10                                                        2,681,250
 1,000,000  AAA       Southeast Morris County Municipal Utilities Authority,
                        Water Revenue, Series A, FGIC-Insured,
                        6.500% due 1/1/11                                                        1,076,250
 1,400,000  AAA       Stafford Municipal Utilities Authority, Water & Sewer
                        Revenue, FGIC-Insured, 5.000% due 12/1/22                                1,342,250
----------------------------------------------------------------------------------------------------------
                                                                                                20,018,594
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

==========================================================================================================
Schedule of Investments (unaudited) (continued)                                         September 30, 1997
==========================================================================================================
   FACE
  AMOUNT    RATING                  SECURITY                                                    VALUE
==========================================================================================================
Water & Sewer -- 1.3%
                      New Jersey EDA:
$1,610,000  AAA         Middlesex County Water Revenue, MBIA-Insured,
                          5.250% due 2/1/29 (b)                                              $   1,595,913
 1,000,000  NR          Water Facilities Revenue, Series 1991, (New Jersey
                          American Water Co., Inc. Project),
                          7.400% due 11/1/01 (b)                                                 1,072,500
   100,000  AAA       Passaic Valley Sewer Commission Revenue,
                        Water Supply Revenue, Series A, FGIC-Insured,
                        6.400% due 12/15/22                                                        107,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,775,913
----------------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost-- $206,768,502**)                                                $ 219,518,954
==========================================================================================================

(a) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  Security segregated by Custodian for open purchase commitment.
(d) Variable rate obligation payable at par on demand on no more than seven days notice.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 16 and 17 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

================================================================================
Bond Ratings
================================================================================


All ratings are by Standard & Poor's Rating Services ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      -- Bonds rated "BB"have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      -- Bonds that are rated "Ba" are judged to have speculative elements;
           their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

================================================================================
Short-Term Security Ratings
================================================================================

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions
================================================================================

ABAG  --   Association of Bay Area Governments
AIG   --   American International Guaranty
AMBAC --   American Municipal Bond Assurance Corporation
BIG   --   Bond Investors Guaranty
CGIC  --   Capital Guaranty Insurance Company
COP   --   Certificate of Participation
EDA   --   Economic Development Authority
EDR   --   Economic Development Revenue
FAIRS --   Floating Adjustable Interest Rate Securities
FGIC  --   Financial Guaranty Insurance Company
FHA   --   Federal Housing Administration
FHLMC --   Federal Home Loan Mortgage Corporation
FNMA  --   Federal National Mortgage Association
FSA   --   Financing Security Assurance
GIC   --   Guaranteed Investment Contract
GNMA  --   Government National Mortgage Association
GO    --   General Obligation Bonds
HFA   --   Housing Finance Authority
IDA   --   Industrial Development Authority
IDB   --   Industrial Development Board
IDR   --   Industrial Development Revenue
INFLOS--   Inverse Floaters
LOC   --   Letter of Credit
MBIA  --   Municipal Bond Investors Assurance Corporation
MVRICS--   Municipal Variable Rate Inverse Coupon Security
PCR   --   Pollution Control Revenue
RIBS  --   Residual Interest Bonds
VA    --   Veterans Administration
VRDD  --   Variable Rate Daily Demand
VRWE  --   Variable Rate Wednesday Demand

================================================================================
Statement of Assets and Liabilities (unaudited)               September 30, 1997
================================================================================

ASSETS:
   Investments, at value (Cost-- $206,768,502)                      $219,518,954
   Cash                                                                   48,171
   Receivable for Fund shares sold                                       520,339
   Receivable for securities sold                                         20,000
   Interest receivable                                                 3,706,375
--------------------------------------------------------------------------------
   Total Assets                                                     $223,813,839
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                    2,461,667
   Investment advisory fees payable                                       74,110
   Distribution fees payable                                              25,349
   Administration fees payable                                            19,439
   Accrued expenses                                                       41,407
--------------------------------------------------------------------------------
   Total Liabilities                                                   2,621,972
--------------------------------------------------------------------------------
Total Net Assets                                                    $221,191,867
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     16,558
   Capital paid in excess of par value                               207,409,463
   Undistributed net investment income                                   220,403
   Accumulated net realized gain from security transactions              794,991
   Net unrealized appreciation of investments                         12,750,452
--------------------------------------------------------------------------------
Total Net Assets                                                    $221,191,867
================================================================================
Shares Outstanding:
   Class A                                                            11,392,759
   -----------------------------------------------------------------------------
   Class B                                                             4,766,200
   -----------------------------------------------------------------------------
   Class C                                                               398,958
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                         $13.36
   -----------------------------------------------------------------------------
   Class B *                                                              $13.36
   -----------------------------------------------------------------------------
   Class C **                                                             $13.34
   -----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.17% of net asset value per share)              $13.92
================================================================================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 4).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 1997

INVESTMENT INCOME:
   Interest                                                         $ 6,639,804
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 4)                                           335,613
   Investment advisory fees (Note 4)                                    327,698
   Administration fees (Note 4)                                         218,465
   Shareholder and system servicing fees                                 40,309
   Audit and legal                                                       21,034
   Shareholder communications                                            16,697
   Pricing service fees                                                  12,032
   Registration fees                                                     10,028
   Directors' fees                                                        7,772
   Custody                                                                5,471
   Other                                                                  3,762
--------------------------------------------------------------------------------
   Total Expenses                                                       998,881
--------------------------------------------------------------------------------
Net Investment Income                                                 5,640,923
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             64,708,681
     Cost of securities sold                                         63,290,464
--------------------------------------------------------------------------------
   Net Realized Gain                                                  1,418,217
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              6,851,702
     End of period                                                   12,750,452
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            5,898,750
--------------------------------------------------------------------------------
Net Gain on Investments                                               7,316,967
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $12,957,890
================================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 1997 (unaudited) and the Year Ended March 31, 1997

                                                                   September 30       March 31
================================================================================================
OPERATIONS:
   Net investment income                                          $   5,640,923    $  11,461,123
   Net realized gain                                                  1,418,217        1,773,629
   Increase (decrease) in net unrealized appreciation                 5,898,750       (1,544,152)
------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                            12,957,890       11,690,600
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (5,685,838)     (11,120,528)
------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                                   (5,685,838)     (11,120,528)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                  10,568,590       18,876,611
   Net asset value of shares issued for
     reinvestment of dividends                                        3,385,314        6,665,371
   Cost of shares reacquired                                        (15,391,661)     (31,528,120)
------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions               (1,437,757)      (5,986,138)
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     5,834,295       (5,416,066)
NET ASSETS:
   Beginning of period                                              215,357,572      220,773,638
------------------------------------------------------------------------------------------------
   End of period*                                                 $ 221,191,867    $ 215,357,572
================================================================================================
*  Includes undistributed net investment income of:               $     220,403    $     265,318
================================================================================================



                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amotized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. FUND CONCENTRATION

     Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

     3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
         AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended September 30, 1997, SB received sales charges of approximately $82,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended September 30, 1997, CDSCs paid to SB were approximately:

                                                         Class B       Class C
================================================================================
CDSCs                                                    $57,000       $1,000
================================================================================


     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended September 30, 1997, total Distribution Plan fees incurred were:

                                            Class A      Class B       Class C
================================================================================
Distribution Plan Fees                     $112,695     $205,370       $17,548
================================================================================

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

     All officers and one Director of the Fund are employees of SB.

     5. INVESTMENTS

     During the six months ended September 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $58,767,595
--------------------------------------------------------------------------------
Sales                                                              64,708,681
================================================================================

     At September 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $12,812,996
Gross unrealized depreciation                                        (62,544)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $12,750,452
================================================================================

     6. CAPITAL LOSS CARRYFORWARD

     At March 31, 1997, the Fund had, for Federal income tax purposes, approximately $622,700 of capital loss carryforwards available to offset future capital gains through March 31, 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     7. CAPITAL SHARES

     At September 30, 1997, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At September 30, 1997, total paid-in capital amounted to the following for each class:

                                            Class A      Class B       Class C
================================================================================
Total Paid-in Capital                    $139,204,817  $62,972,135   $5,249,069
================================================================================

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

     Transactions in shares of each class were as follows:

                                                Six Months Ended                   Year Ended
                                               September 30, 1997                March 31, 1997
                                            ------------------------       -------------------------
                                              Shares        Amount          Shares          Amount
====================================================================================================
Class A
Shares sold                                  477,349    $  6,306,988         754,734    $  9,803,565
Shares issued on reinvestment                175,444       2,311,260         351,876       4,551,202
Shares redeemed                             (733,586)     (9,667,454)     (1,561,652)    (20,175,651)
----------------------------------------------------------------------------------------------------
Net Decrease                                 (80,793)   $ (1,049,206)       (455,042)   $ (5,820,884)
====================================================================================================
Class B
Shares sold                                  275,020    $  3,621,380         591,988    $  7,667,049
Shares issued on reinvestment                 74,765         984,502         151,661       1,961,786
Shares redeemed                             (401,930)     (5,294,778)       (835,657)    (10,832,102)
----------------------------------------------------------------------------------------------------
Net Decrease                                 (52,145)   $   (688,896)        (92,008)   $ (1,203,267)
====================================================================================================
Class C
Shares sold                                   48,428    $    640,222         108,779    $  1,405,997
Shares issued on reinvestment                  6,803          89,552          11,777         152,383
Shares redeemed                              (32,665)       (429,429)        (40,098)       (520,367)
----------------------------------------------------------------------------------------------------
Net Increase                                  22,566    $    300,345          80,458    $  1,038,013
====================================================================================================

================================================================================
Financial Highlights
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class A Shares                      1997(1)            1997            1996            1995             1994            1993
=============================================================================================================================
Net Asset Value,
  Beginning of Period               $12.92            $12.88          $12.62          $12.55           $13.16          $12.44
-----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(2)            0.35              0.70            0.70            0.70             0.70            0.75
  Net realized and
    unrealized gain (loss)            0.44              0.02            0.26            0.07            (0.46)           0.87
  ---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations          0.79              0.72            0.96            0.77             0.24            1.62
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.35)            (0.68)          (0.70)          (0.70)           (0.70)          (0.75)
  Net realized gains                    --                --              --              --            (0.15)          (0.14)
  Capital                               --                --              --              --               --           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                  (0.35)            (0.68)          (0.70)          (0.70)           (0.85)          (0.90)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $13.36            $12.92          $12.88          $12.62           $12.55          $13.16
-----------------------------------------------------------------------------------------------------------------------------
Total Return                          6.22%++           5.74%           7.77%           6.37%            1.66%          13.49%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)            $152,214          $148,248        $153,690        $106,919         $119,913        $115,694
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(2)                         0.75%+            0.76%           0.84%           0.88%*           0.83%           0.74%
  Net investment income               5.33+             5.44            5.41            5.61             5.17            5.76
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 27%               36%             22%             32%              32%             58%
=============================================================================================================================

(1)  For the six months ended September 30, 1997 (unaudited).
(2) The investment adviser waived all or part of its fees in the years ended March 31, 1993 and March 31, 1994. If such fees were not waived, the per share effects on net investment income and expense ratios would have been as follows:

                               Per Share Decreases to       Expense Ratios
                                Net Investment Income     Without Fee Waivers
                                ---------------------     -------------------
                                    1994    1993             1994     1993
                                    ----    ----             ----     ----
     Class A                        $0.01   $0.02            0.88%    0.90%

 * Expense ratios exclude interest expense. Expense ratio including interest expense would have been 0.89% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class B Shares                         1997(1)            1997           1996           1995            1994         1993(2)
============================================================================================================================
Net Asset Value,
  Beginning of Period                   $12.92           $12.88         $12.62         $12.55          $13.16         $12.75
----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(3)                0.32             0.64           0.63           0.63            0.64           0.28
  Net realized and
    unrealized gain (loss)                0.44             0.02           0.26           0.06           (0.47)          0.55
----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations              0.76             0.66           0.89           0.69            0.17           0.83
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.32)           (0.62)         (0.63)         (0.62)          (0.63)         (0.27)
  Net realized gains                        --               --             --             --           (0.15)         (0.14)
  Capital                                   --               --             --             --              --          (0.01)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.32)           (0.62)         (0.63)         (0.62)          (0.78)         (0.42)
Net Asset Value,
  End of Period                         $13.36           $12.92         $12.88         $12.62          $12.55         $13.16
----------------------------------------------------------------------------------------------------------------------------
Total Return                              5.97%++          5.23%          7.20%          5.76%           1.15%          6.60%++
----------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)                 $63,654          $62,249        $63,272        $55,334         $48,375        $16,293
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(3)                             1.27%+           1.28%          1.36%          1.39%*          1.36%          1.33%+
  Net investment income                   4.81+            4.92           4.90           5.09            4.64           5.17+
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     27%              36%            22%            32%             32%            58%
============================================================================================================================

(1)  For the six months ended September 30, 1997 (unaudited).
(2)  For the period from November 6, 1992 (inception date) to March 31, 1993.
(3) The investment adviser waived all or part of its fees in the years ended March 31, 1993 and March 31, 1994. If such fees were not waived, the per share effects on net investment income and expense ratios would have been as follows:

                             Per Share Decreases to            Expense Ratios
                              Net Investment Income          Without Fee Waivers
                              ---------------------          -------------------
                                1994         1993             1994       1993
                                ----         ----             ----       ----
     Class B                    $0.01       $0.01             1.41%     1.49%+

 * Expense ratios exclude interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class C Shares                            1997(1)          1997          1996         1995(2)
============================================================================================
Net Asset Value, Beginning of Period      $12.92          $12.88        $12.62        $11.86
--------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                     0.30            0.63          0.62          0.20
  Net realized and unrealized gain          0.44            0.02          0.27          0.74
--------------------------------------------------------------------------------------------
Total Income From Operations                0.74            0.65          0.89          0.94
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.32)          (0.61)        (0.63)        (0.18)
--------------------------------------------------------------------------------------------
Total Distributions                        (0.32)          (0.61)        (0.63)        (0.18)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $13.34          $12.92        $12.88        $12.62
--------------------------------------------------------------------------------------------
Total Return                                5.79%++         5.17%         7.17%         8.01%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $5,324          $4,861        $3,812          $248
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  1.41%+          1.32%         1.41%         1.44%+
  Net investment income                     4.67+           4.88          4.82          5.05+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       27%             36%           22%           32%
============================================================================================

(1)  For the six months ended September 30, 1997 (unaudited).
(2)  For the period from December 13, 1994 (inception date) to March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

                      [This page intentionally left blank]

                                                                    SMITH BARNEY
                                                                    ------------
Smith Barney                                    A Member of TravelersGroup[LOGO]
New Jersey
Municipals
Fund Inc.                              Investment Adviser
                                       and Administrator
                                       Smith Barney Mutual Funds
Directors                              Management Inc.
Herbert Barg
Alfred J. Bianchetti
Martin Brody                           Distributor
Dwight B. Crane                        Smith Barney Inc.
Burt Dorsett
Elliot Jaffe
Stephen E. Kaufman                     Custodian
Joseph J. McCann                       PNC Bank, N.A.
Heath B. McLendon, Chairman
Cornelius Rose
James J. Crisona, Emeritus             Shareholder
                                       Servicing Agent
                                       First Data Investor Services Group, Inc.
Officers                               P.O. Box 9134
Heath B. McLendon                      Boston, MA 02205-9134
Chief Executive Officer

Lewis E. Daidone                       This report is submitted for the general
Senior Vice President                  information of the shareholders of Smith
and Treasurer                          Barney New Jersey Municipals Fund Inc.
                                       It is not authorized for distribution to
Lawrence T. McDermott                  prospective investors unless accompanied
Vice President                         or preceded by a current Prospectus for
and Investment Officer                 the Fund, which contains information
                                       concerning the Fund's investment
Thomas M. Reynolds                     policies and expenses as well as other
Controller                             pertinent information.

Christina T. Sydor
Secretary                              Smith Barney
                                       New Jersey
                                       Municipals Fund Inc.
                                       388 Greenwich Street
                                       New York, New York 10013


                                       FD0450 11/97